Intangible assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 15,244	$ 14,639
Amortization	(6,945)	(5,782)
Net book value	8,299	8,857
Land use rights
Finite-Lived Intangible Assets [Line Items]
Cost	5,218	5,099
Amortization	(1,461)	(1,258)
Net book value	3,757	3,841
Acquired computer software
Finite-Lived Intangible Assets [Line Items]
Cost	3,875	3,530
Amortization	(3,053)	(2,853)
Net book value	822	677
Audio-visual license
Finite-Lived Intangible Assets [Line Items]
Cost	6,151	6,010
Amortization	(2,431)	(1,671)
Net book value	$ 3,720	$ 4,339